Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Changes in goodwill [abstract]
Summary of key assumptions used for assessing the recoverable amount of goodwill

	2023	2022

Gold price ($/oz)	$1,900 - $1,700	$1,725 - $1,600
Real discount rate	6.25% - 7.25%	6.00% - 7.00%